Accumulated Other Comprehensive Income	12 Months Ended
Mar. 31, 2011
Accumulated Other Comprehensive Income [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME
18. ACCUMULATED OTHER
COMPREHENSIVE INCOME

Accumulated other comprehensive income consists of the following components:

	31 March
(Millions of US dollars)	2011	2010

Pension and post-retirement benefit adjustments	$(0.3)	$(1.6)
Unrealised gain on restricted short-term investments	2.5	1.2
Foreign currency translation adjustments	53.0	59.6

Total accumulated other comprehensive income	$55.2	$59.2